Investments in associates (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of associates [line items]
Non-current assets	$ 3,221,736	$ 3,120,151	$ 2,876,905
Current assets	579,478	507,125	394,722
Total assets	3,801,214	3,627,276	3,271,627
Non-current liabilities	2,272,050	2,161,176	1,955,490
Current liabilities	732,022	662,776	482,036
Total liabilities	3,004,072	2,823,952	2,437,526
Equity	797,142	803,324	834,101	$ 1,466,565
Revenue	1,575,153	1,366,336	1,187,090
Income/(Loss) for the year	66,891	29,240	115,291
Other comprehensive income (loss) for the year	(25,135)	(44,637)	(210,539)
Total comprehensive income for the year	41,756	(15,397)	(95,248)
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Non-current assets	31,215	37,224	34,287
Current assets	4,690	7,959	4,103
Total assets	35,905	45,183	38,390
Non-current liabilities	2,430	33,626	29,155
Current liabilities	9,951	6,123	4,220
Total liabilities	12,381	39,749	33,375
Equity	23,524	5,434	5,015
Revenue	14,681	13,769	12,068
Income/(Loss) for the year	(18,676)	336	2,305
Other comprehensive income (loss) for the year	867	83	(556)
Total comprehensive income for the year	$ (17,809)	419	1,749
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Non-current assets		27,917	27,590
Current assets		2,566	498
Total assets		30,483	28,088
Non-current liabilities		15,837	13,010
Current liabilities		3,072	2,157
Total liabilities		18,909	15,167
Equity		11,574	12,921
Revenue		0	0
Income/(Loss) for the year		(1,543)	(1,005)
Other comprehensive income (loss) for the year		196	(1,359)
Total comprehensive income for the year		$ (1,347)	$ (2,364)